October 25, 2010

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Institutional International Funds, Inc. ("Registrant")
 consisting of the following series:
 T. Rowe Price Institutional International Core Equity Fund
 File Nos.: 033-29697/811-5833

Dear Mr. O`Connell:

We are hereby filing Post-Effective Amendment No. 43 to the Registration Statement of the T. Rowe Price Institutional International Funds, Inc. under Rule 485(b) of the Securities Act of 1933 with respect to adding a new series called the T. Rowe Price Institutional International Core Equity Fund (the "Fund").

We have made nonmaterial changes to the fund`s prospectus and Statement of Additional Information ("SAI"). This filing also reflects changes made as a result of your oral comments on September 23, 2010, and our responses to those comments on October 20, 2010 and October 25, 2010. The revisions to the prospectus and the SAI are blacklined.

The filing is scheduled to go effective on October 25, 2010.

If you have any questions about this filing, please give me a call at 410-3456646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole